Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill
	As of January 1, 2021		Additions	Disposals	As of December 31, 2021

Cost	Ps.	348,441	22,634	-	371,075
	As of December 31, 2021		Additions	Disposals	As of December 31, 2022

Cost	Ps.	371,075	1,251,277	(22,634)	1,599,718
	As of December 31, 2022		Additions	Disposals	As of December 31, 2023

Cost	Ps.	1,599,718	-	-	1,599,718

Schedule of Goodwill Balances of Group’s Companies	The goodwill balances of Group’s companies are described below:
	As of December 31:
	2023		2022	2021

Betterware	Ps.	348,441	348,441	348,441
JAFRA Mexico		1,250,132	1,250,132	-
Finayo		1,145	1,145	-
GurúComm		-	-	17,372
Innova Catalogos		-	-	5,262
Total	Ps.	1,599,718	1,599,718	371,075

Schedule of key Assumptions Used in the Estimation of the Recoverable Amount	The key assumptions used in the estimation of the recoverable amount are set out below:
	2023		2022		2021
In percentages	Betterware	JAFRA México	Betterware	JAFRA México	Betterware
Discount rate	14.7	16.7	10.0	9.1	12.8
Average revenue growth rate	5.0	9.0	2.3	8.1	13.8
Terminal value growth rate	3.3	3.3	0.0	2.0	3.0
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	27.5	19.0	30.0	15.3	30.0